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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [_]; Amendment Number:
                                              --------

     This Amendment (Check only one.):   [_] is a restatement.
                                         [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sansar Capital Management, L.L.C.
Address: 135 E 57th Street, 23rd Floor
         New York, NY 10022

Form 13F File Number: 028-11727

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Vincent Guacci
Title: Chief Financial Officer
Phone: (212)399-8982

Signature, Place, and Date of Signing:

/s/ Vincent Guacci     New York, NY   February 13, 2009
-------------------   -------------   -----------------
   [Signature]        [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 8

Form 13F Information Table Value Total:  $123,325
                                        (thousands)

List of Other Included Managers: None

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                           Form 13F Information Table

                                                       VALUE
                                                     (x$1000)    SHRS OR                                         VOTING AUTHORITY
                               TITLE OF              (NOTIONAL     PRN     SH/  PUT/   INVESTMENT    OTHER   -----------------------
NAME OF ISSUER                   CLASS     CUSIP      VALUE)      AMOUNT   PRN  CALL  DISCRECTION  MANAGERS     SOLE    SHARED  NONE
------------------------------ --------  ---------  ----------  ---------  ---  ----  -----------  --------  ---------  ------  ----
3SBIO INC. SPONSORED ADR CMN     COM     88575Y105   5,982,000    766,984   SH            Sole                 766,984
CHINA INFO SECURITY TECH, INC
   CMN                           COM     16944F101   4,774,000  1,326,076   SH            Sole               1,326,076
FREEPORT-MCMORAN COPPER &
   GOLD CMN                      COM     35671D857  70,255,000  2,874,600   SH            Sole               2,874,600
FOCUS MEDIA HOLDING LIMITED
   SPONSORED ADR                 COM     34415V109  25,529,000  2,808,500   SH            Sole               2,808,500
HDFC BANK LIMITED ADR CMN        COM     40415F101   1,478,000     20,700   SH            Sole               1,478,000
QIAO XING MOBILE COMMUNICATION
   COMPANY LIMITED               COM     G73031109   2,837,000  1,116,844   SH            Sole               1,116,844
SINOVAC BIOTECH CO., LTD. CMN    COM     P8696W104   9,142,000  6,624,295   SH            Sole               6,624,295
THE9 LIMITED ADR CMN             COM     88337K104   3,328,000    249,872   SH            Sole                 249,872